Consolidated Balance Sheets - USD ($)	Dec. 31, 2025		Sep. 30, 2025		Sep. 30, 2024
Current assets:
Cash and cash equivalent	$ 45,356		$ 137,287		$ 464,222
Accounts receivable, net	1,385,960		55,258
Inventories, net	157		11,893,318		4,548,035
Assets held of sale - current					10,736
Prepaid expenses and other current assets	1,767,900		4,948,022		382,648
Amount due from related parties	208,714		92,457
Total current assets	3,408,087		17,126,342		5,405,641
Non-current assets:
Property and equipment, net	1,322		2,200		2,268
Right-of-use asset - operating lease	28,751		20,340		99,746
Intangible assets, net	1,396		2,201		80,000
Digital assets	63,978,821		57,024,465
Goodwill
Total non-current assets	64,010,290		57,049,206		182,014
Total assets	67,418,377		74,175,548		5,587,655
Current liabilities:
Accounts payable and accrued expenses	2,860,809		1,464,144		2,240,337
Short term loan			447,164		1,920,507
Current portion of lease liability - operating lease	14,033		13,346		100,962
Amount due to related parties	1,194,655		211,475		7,500
Advance Received	87,251		105,653
Contract liabilities			105,653
Other current liabilities	4,346,146		22,250,590		586,173
Tax payable	2,398,303		1,314,686
Total current liabilities	10,901,197		27,645,099		6,238,323
Total liabilities	10,901,197		27,645,099		6,238,323
Stockholders’ equity:
9,825,704 and 248,912 common shares issued and outstanding as of September 30, 2025 and 2024, respectively	156	[1]	99	[1],[2]	2	[2]
Additional paid-in capital	161,961,688		132,531,653		81,260,653
Accumulated deficit	(106,671,810)		(87,228,118)		(82,344,722)
Accumulated other comprehensive income	416,076		431,598		433,399
Total stockholders’ equity of the Company	55,706,110		45,735,232		(650,668)
Non-controlling interests	811,070		795,217
Total stockholders’ equity	56,517,180		46,530,449		(650,668)
Total liabilities and stockholders’ equity	67,418,377		74,175,548		5,587,655
Related Party [Member]
Current assets:
Amount due from related parties	208,714		92,457
Current liabilities:
Convertible Notes			1,838,041		319,220
Nonrelated Party [Member]
Current liabilities:
Convertible Notes					$ 1,063,624

[1]	On December 5, 2025, the Company effected a
[2]	On December 5, 2025, the Company effected a 1-for-20 reverse stock split (the “Reverse Stock Split”) of its issued and outstanding shares of common stock, par value $0.00001 per share. As a result of the Reverse Stock Split, the number of issued and outstanding shares of common stock was reduced from 196,514,084 shares to approximately 9,825,704 shares, retroactively adjusted for all periods presented.